Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other current non-financial assets	$ 15,278,558	$ 22,395,591
Other non-current non-financial assets	8,479,668	7,042,297
Insurance paid [Member]
Statement [Line Items]
Other current non-financial assets	3,279,763	3,709,267
Other non-current non-financial assets	0	1,701
Advertising [Member]
Statement [Line Items]
Other current non-financial assets	8,467,220	8,940,821
Other non-current non-financial assets	7,436,606	5,372,024
Advances to suppliers [Member]
Statement [Line Items]
Other current non-financial assets	1,495,893	7,548,987
Other non-current non-financial assets	0	3,876
Prepaid expenses [Member]
Statement [Line Items]
Other current non-financial assets	1,138,498	1,069,839
Other non-current non-financial assets	885,281	1,510,785
Guarantees paid [Member]
Statement [Line Items]
Other current non-financial assets	11,153	30,592
Other non-current non-financial assets	142,232	139,742
Consumables [Member]
Statement [Line Items]
Other current non-financial assets	462,362	481,494
Other non-current non-financial assets	0	0
Dividends receivable [Member]
Statement [Line Items]
Other current non-financial assets	423,669	614,591
Other non-current non-financial assets	0	0
Other Non financial Assets [Member]
Statement [Line Items]
Other current non-financial assets	0	0
Other non-current non-financial assets	15,549	14,169
Advances Total [Member]
Statement [Line Items]
Other current non-financial assets	14,381,374	21,268,914
Other non-current non-financial assets	8,321,887	6,888,386
Other Asset Total [Member]
Statement [Line Items]
Other current non-financial assets	897,184	1,126,677
Other non-current non-financial assets	$ 157,781	$ 153,911